INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 6,873	$ 3,566
Work in process	1,175	1,134
Finished goods and spare parts	48,968	37,976
Total	$ 57,016	$ 42,676